Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Regulatory Assets [Line Items]
Regulatory assets	$ 831,610	$ 541,647
Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	798,897	541,647
State mandated public purpose programs (including low income and conservation programs)
Regulatory Assets [Line Items]
Regulatory assets	15,239	11,527
State mandated public purpose programs (including low income and conservation programs) | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	15,239	11,527
Infrastructure replacement programs and similar
Regulatory Assets [Line Items]
Regulatory assets	6,545	7,731
Infrastructure replacement programs and similar | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	6,545	7,731
Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	6,807	5,235
Environmental compliance programs | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	6,807	5,235
Pension tracking mechanism
Regulatory Assets [Line Items]
Regulatory assets	10,281	3,075
Pension tracking mechanism | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	10,281	3,075
Other
Regulatory Assets [Line Items]
Regulatory assets	23,361	18,028
Other | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	21,926	18,028
Other
Regulatory Assets [Line Items]
Regulatory assets	62,233	45,596
Other | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	60,798	45,596
Prepaids and other current assets | Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	5,800	4,200
Prepaids and other current assets | Other
Regulatory Assets [Line Items]
Regulatory assets	7,700	3,600
Prepaids and other current assets | Other | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	6,700
Deferred charges and other assets | Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	1,000	998
Deferred charges and other assets | Other
Regulatory Assets [Line Items]
Regulatory assets	15,600	$ 14,400
Deferred charges and other assets | Other | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets	$ 15,200